Description of Business and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment Branch	Dec. 31, 2012
Basis of Financial Statement Presentation [Abstract]
Date of incorporation	Aug. 25, 1998
Date of commencement of operations	Jan. 28, 1999
Number of additional branch office locations	4
Ownership interest in joint venture (in hundredths)	51.00%
Loans-Nonaccrual [Abstract]
Contractual payment obligations	90 days
Loans Held for Sale [Abstract]
Percentage of guarantees for SBA loan (in hundredths)	75.00%
Income Taxes [Abstract]
Percentage of tax benefit that is being realized for settlement (in hundredths)	50.00%
Recognize interest, Related to income tax	$ 0	$ 0
Recognize penalties, Related to income tax	0	0
Uncertain tax positions	0	0
Segment Reporting [Abstract]
Number of Reportable Segments	1
Securities [Abstract]
Non-credit unrealized losses on available for sale securities with OTTI	(457)	(499)
Unrealized losses on available for sale securities without OTTI	65	(499)
Minimum pension liability	0	(244)
Tax impact	157	497
Accumulated other comprehensive loss, total	(235)	(745)
Basic earnings per common share [Abstract]
Net income available to common shareholders	8,461	6,301
Average common shares outstanding (in shares)	5,964,018	5,920,884
Basic earnings per common share (in dollars per share)	$ 1.42	$ 1.06
Diluted earnings per common share [Abstract]
Net income available to common shareholders	$ 8,461	$ 6,301
Average common shares outstanding (in shares)	5,964,018	5,920,884
Dilutive potential common shares (in shares)	1,645	3,342
Total diluted average common shares outstanding (in shares)	5,965,663	5,924,226
Diluted earnings per common share (in dollars per share)	$ 1.42	$ 1.06
Common stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities not included in the computation of diluted EPS (in shares)	319,586	296,024
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years